Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventories
Finished goods	$ 53,884	$ 23,990
Work in process	107,355	63,025
Raw materials	36,963	21,346
Supplies	398	346
Inventories	$ 198,600	$ 108,707